Principal Accounting Policies (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) agreement	Dec. 31, 2014 CNY agreement	Dec. 31, 2013 CNY agreement	Dec. 31, 2014 Maximum	Dec. 31, 2013 Maximum	Dec. 31, 2014 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2013 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2014 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2013 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2014 Customer deposit of Wangyibao accounts Wangyibao CNY	Dec. 31, 2013 Customer deposit of Wangyibao accounts Wangyibao CNY	Dec. 31, 2014 Pledge deposit for short-term bank borrowing CNY	Dec. 31, 2013 Pledge deposit for short-term bank borrowing CNY	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY
Restricted cash
Period set aside for restricted cash				12 months	12 months
Restricted cash	$ 423,693	2,628,847	2,136,749			40,000	70,000	276,100	212,400	599,300	389,300	1,703,400	1,459,000	10,000	6,000
Number of other lien arrangements	0	0	0